LEASE (Details Narrative)	Jun. 12, 2025 USD ($) m²	Jun. 12, 2025 CNY (¥) m²	Jan. 01, 2025 CNY (¥)	Sep. 30, 2025 m²
Lease
Area of Land	13,335	13,335		32,086
Lease term	June 15, 2025 to June 15, 2028	June 15, 2025 to June 15, 2028
Annual rent	$ 58,737	¥ 400,050	¥ 480,000